Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank accounts	€ 75,283	€ 38,576
Short-term bank deposits	0	2,813
Net cash and cash equivalents	€ 75,283	€ 41,388	€ 83,921	€ 119,151